RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

20. RELATED PARTY TRANSACTIONS

A summary of the Company's related balances included in accounts payable and accrued liabilities, and promissory note payable is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Lease liabilities due to a company controlled by the Chief Executive Officer ("CEO")	4,630,273	4,917,482	4,961,727
Due to the Chief Financial Officer ("CFO")	557	770	561
	4,630,830	4,918,252	4,962,288

Due to the CFO consists of reimbursable expenses incurred in the normal course of business.

A summary of the Company's transactions with related parties including key management personnel is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Consulting fees paid to a director	60,000	30,000	65,000
Amounts paid to CEO or companies controlled by CEO for leases	768,143	126,756	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	-	-	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	38,462	200,000
Salary paid to directors and officers	489,042	92,420	438,162
Share-based compensation	513,735	-	22,128
	2,030,920	287,638	3,804,733

On June 5, 2023, a company controlled by the CEO sold its interest in the Silver State Relief LLC (Sparks) property. The Company continues to lease this facility from a third party.

On August 19, 2023, a company controlled by the CEO sold its interest in the Silver State Relief LLC (Fernley) property. The Company continues to lease this facility from a third party.